Operating expense - Summary of Depreciation and Amortization have Charged in Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation	$ (4,575)	$ (5,508)	$ (3,791)
Amortization	(4,021)	(2,828)	(1,780)
Cost of revenue
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation	0	0	0
Amortization	(3,524)	(2,099)	(1,133)
Research and development costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation	(1,961)	(2,494)	(1,748)
Amortization	0	0	0
Selling and marketing costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation	(1,349)	(1,468)	(906)
Amortization	0	0	0
General and administrative costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation	(1,265)	(1,546)	(1,137)
Amortization	$ (497)	$ (729)	$ (647)